GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended
	Feb. 15, 2010	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Maximum cash proceeds from sale of WLAN operation	$ 16,604
Cash from sale of WLAN operation	5,700	$ 2,000
Repayment of loan		$ 3,750
Potential maximum aggregate earn-out payments form sale of WLAN operation	$ 8,000